SCHEDULE OF WARRANTS OUTSTANDING AND EXERCISABLE BY EXERCISE PRICE RANGE (Details) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issuable upon exercise of warrants outstanding number	26,638,077	25,718,971	37,390,452	4,985,394
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issuable upon exercise of warrants outstanding number	26,638,077	25,718,971	37,390,452
Common stock issuable upon exercise of warrants outstanding, weighted average remaining contractual life (years)	3 years 4 months 2 days	3 years 9 months 29 days	4 years 3 months 18 days
Common stock issuable upon exercise of warrants outstanding, weighted average exercise price	$ 0.20	$ 0.20	$ 0.50
Common stock issuable upon warrants exercisable number	26,638,077	25,718,971	37,390,452
Common stock issuable upon warrants exercisable, weighted average exercise price	$ 0.20	$ 0.20	$ 0.50
Warrant [Member] | Exercise Price Range [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issuable upon exercise of warrants outstanding, range of exercise price	$ 0.20	$ 0.20	$ 0.50
Common stock issuable upon exercise of warrants outstanding number	26,638,077	25,718,971	37,390,452
Common stock issuable upon exercise of warrants outstanding, weighted average remaining contractual life (years)	3 years 4 months 2 days	3 years 9 months 29 days	4 years 3 months 18 days
Common stock issuable upon exercise of warrants outstanding, weighted average exercise price	$ 0.20	$ 0.20	$ 0.50
Common stock issuable upon warrants exercisable number	26,638,077	25,718,971	37,390,452
Common stock issuable upon warrants exercisable, weighted average exercise price	$ 0.20	$ 0.20	$ 0.50